CREDIT AGREEMENT (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 14, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Feb. 02, 2012	May 02, 2011	Dec. 31, 2012 Second Amendment and Waiver Agreement [Member]	Jun. 30, 2012 Second Amendment and Waiver Agreement [Member]	Sep. 30, 2012 Second Amendment and Waiver Agreement [Member]	Dec. 31, 2012 Waiver Agreement [Member]	Jun. 30, 2012 Waiver Agreement [Member]	Dec. 31, 2012 Lender Warrants [Member]	Jun. 30, 2012 Lender Warrants [Member]	Jun. 30, 2012 Arranger Warrants [Member]
Bridge Loan											$ 1,500,000		$ 1,500,000			$ 1,500,000
Debt Instrument, Convertible, Conversion Price											$ 0.4	$ 0.12	$ 0.12	$ 0.12		$ 0.4
Convertible Debt, Maturity Value										1,677,438		0.12
Warrants Convertible to Common Stock, Shares																	1,500,000	1,500,000	75,000
Warrants Exercise Price																	$ 0.5	$ 0.5	$ 0.4
Warrants Not Settleable in Cash, Fair Value Disclosure																	1,132,000	1,132,000	57,750
Less: Beneficial conversion feature discount	330,019			(202,926)		368,000
Finders Fee Payment In Cash, Percentage																			5.00%
Finders Fee Payment In Cash																			75,000
Deferred financing costs	66,375	0		0			103,250		0
Financing Interest Expense						103,250	29,500
Proceeds From Issuance Of Common Stock And Warrants						8,000,013										8,000,000
Debt Instrument, Interest Rate, Stated Percentage															15.00%	15.00%
Debt Instrument, Convertible, Conversion Reduction Price													$ 0.095		$ 0.12	$ 0.12
Debt Instrument, Convertible, Beneficial Conversion Feature, Percent Increase						10.00%
Accrued interest						198,989										84,192
Debt Instrument, Maturity Date													Sep. 28, 2013
Payment of arranger fee for convertible debt							0					37,600	37,600		30,000	30,000
Waiver fee				37,600	30,000	30,000		30,000	67,600
Change in Fair Value of Embedded Conversion Features Immediately Before and After Modification												10.00%	10.00%
Loss on debt extinguishment				37,235	841,752	(841,752)		(841,752)	878,987			37,235	(153,319)
Bridge Loan Principal Increased												$ 1,880,000
Original Issue Discount												12.10%